Prime Investor Variable Annuity

A Flexible Premium Deferred Variable Annuity

Issued by

Transamerica Life Insurance Company

Separate Account VA-1

Supplement Dated June 14, 2010

To

Prospectus Dated May 1, 1991

The following hereby supplements section “THE POLICY” in the prospectus:

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for policy owner’s account;

•	Any disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•

Any disbursement request when the Company has been directed to send the proceeds to a different personal address from the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity policy for another with the same owner in a “tax free exchange”;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.